Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments by category [Abstract]
Financial assets

	Notes	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Balance as of December 31, 2021
Derivative assets	9	-	-	12,960	12,960
Investment in Ten West Link		-	14,459	-	14,459
Financial assets under IFRIC 12 (short-term portion)		188,912	-	-	188,912
Trade and other receivables	11	307,143	-	-	307,143
Cash and cash equivalents	12	622,689	-	-	622,689
Other financial investments		87,657	-	-	87,657
Total financial assets		1,206,401	14,459	12,960	1,233,820

	Notes	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Balance as of December 31, 2020
Derivative assets	9	-	-	1,559	1,559
Investment in Ten West Link		-	12,896	-	12,896
Investment in Rioglass		-	-	2,687	2,687
Financial assets under IFRIC 12 (short-term portion)		178,198	-	-	178,198
Trade and other receivables	11	331,735	-	-	331,735
Cash and cash equivalents	12	868,501	-	-	868,501
Other financial investments		94,497	-	-	94,497
Total financial assets		1,472,931	12,896	4,246	1,490,073

Financial liabilities

Corporate debt	14	1,023,071	-	-	1,023,071
Project debt	15	5,036,193	-	-	5,036,193
Trade and other current liabilities	17	113,907	-	-	113,907
Derivative liabilities	9	-	-	223,453	223,453
Total financial liabilities		6,173,171	-	223,453	6,396,624

Corporate debt	14	993,725	-	-	993,725
Project debt	15	5,237,614	-	-	5,237,614
Related parties – non-current	10	6,810	-	-	6,810
Trade and other current liabilities	17	92,557	-	-	92,557
Derivative liabilities	9	-	-	328,184	328,184
Total financial liabilities		6,330,707	-	328,184	6,658,891